UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 95.2%
Consumer Discretionary 3.5%
Auto Components 0.8%
TRW Automotive Holdings Corp.* (a)	266,682	12,198,035
Distributors 1.3%
Genuine Parts Co.	315,528	19,777,295
Diversified Consumer Services 1.4%
H&R Block, Inc. (a)	1,402,250	22,856,675
Consumer Staples 11.4%
Beverages 1.1%
PepsiCo, Inc.	289,069	18,194,003
Food & Staples Retailing 3.0%
CVS Caremark Corp.	727,697	32,819,135
Walgreen Co. (a)	424,768	14,085,307

		46,904,442
Food Products 4.5%
General Mills, Inc.	405,389	15,530,452
Kellogg Co.	345,308	18,076,874
Mead Johnson Nutrition Co.	249,832	19,424,438
Sara Lee Corp.	861,403	17,443,411

		70,475,175
Tobacco 2.8%
Altria Group, Inc. (a)	787,435	23,701,793
Philip Morris International, Inc.	244,978	20,460,563

		44,162,356
Energy 16.3%
Energy Equipment & Services 3.5%
Cameron International Corp.*	291,685	16,249,771
Noble Corp.*	621,965	24,990,554
Transocean Ltd.	270,823	14,445,699

		55,686,024
Oil, Gas & Consumable Fuels 12.8%
Canadian Natural Resources Ltd. (a)	626,519	23,250,120
Chevron Corp.	265,126	28,930,549
ConocoPhillips	302,038	23,121,009
Marathon Oil Corp.	768,905	26,058,191
Marathon Petroleum Corp.	542,742	22,550,930
Nexen, Inc. (a)	809,959	16,506,964
Occidental Petroleum Corp.	312,155	32,579,617
Suncor Energy, Inc.	780,884	28,064,971

		201,062,351
Financials 14.2%
Capital Markets 0.9%
The Goldman Sachs Group, Inc.	122,102	14,058,824
Diversified Financial Services 1.9%
JPMorgan Chase & Co.	751,589	29,492,352
Insurance 11.4%
Assurant, Inc. (a)	611,175	25,956,602
Fidelity National Financial, Inc. "A"	856,587	14,784,692
HCC Insurance Holdings, Inc.	593,022	18,110,892
Lincoln National Corp.	1,082,302	26,884,382
MetLife, Inc.	581,700	22,424,535
PartnerRe Ltd.	409,854	26,001,138
Prudential Financial, Inc.	407,080	24,897,013
Transatlantic Holdings, Inc.	340,706	20,646,783

		179,706,037
Health Care 12.5%
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	530,843	30,857,904
Becton, Dickinson & Co. (a)	264,643	20,171,089

		51,028,993
Health Care Providers & Services 5.6%
Aetna, Inc.	397,606	18,592,057
Humana, Inc.	247,669	21,571,970
McKesson Corp.	381,516	31,860,401
WellPoint, Inc. (a)	250,532	16,442,415

		88,466,843
Pharmaceuticals 3.7%
Merck & Co., Inc.	792,999	30,268,772
Teva Pharmaceutical Industries Ltd. (ADR)	605,570	27,135,591

		57,404,363
Industrials 5.4%
Aerospace & Defense 3.8%
Northrop Grumman Corp. (a)	279,698	16,728,737
Raytheon Co.	506,771	25,602,071
United Technologies Corp.	203,323	17,052,700

		59,383,508
Machinery 1.6%
Dover Corp. (a)	399,838	25,597,629
Information Technology 7.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,397,843	27,789,119
Computers & Peripherals 1.0%
Hewlett-Packard Co.	602,153	15,240,493
Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	1,095,066	29,435,374
Software 3.1%
Microsoft Corp.	1,033,706	32,809,828
Oracle Corp.	571,373	16,724,088

		49,533,916
Materials 9.0%
Chemicals 4.3%
Air Products & Chemicals, Inc.	288,208	26,007,890
Potash Corp. of Saskatchewan, Inc. (a)	340,688	15,859,026
Praxair, Inc. (a)	230,789	25,156,001

		67,022,917
Containers & Packaging 1.5%
Sonoco Products Co.	729,366	23,952,379
Metals & Mining 3.2%
Freeport-McMoRan Copper & Gold, Inc.	328,915	13,998,623
Goldcorp, Inc. (a)	389,166	18,874,551
Newmont Mining Corp. (a)	293,918	17,458,729

		50,331,903
Telecommunication Services 5.2%
Diversified Telecommunication Services 3.6%
AT&T, Inc. (a)	817,289	25,000,871
CenturyLink, Inc.	779,100	31,358,775

		56,359,646
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR)	933,115	25,278,085
Utilities 10.0%
Electric Utilities 9.0%
American Electric Power Co., Inc.	593,034	22,304,008
Duke Energy Corp. (a)	1,035,877	21,670,547
Entergy Corp.	358,633	23,895,717
Exelon Corp. (a)	695,345	27,167,129
FirstEnergy Corp.	702,958	31,134,010
Southern Co.	343,469	15,177,895

		141,349,306
Multi-Utilities 1.0%
PG&E Corp.	383,904	16,001,119

Total Common Stocks (Cost $1,314,515,233)		1,498,749,162
Exchange-Traded Fund 1.4%
SPDR Gold Trust* (Cost $22,954,845)	134,815	22,148,757
Securities Lending Collateral 15.4%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $242,405,054)	242,405,054	242,405,054
Cash Equivalents 3.3%
Central Cash Management Fund, 0.10% (b) (Cost $52,398,855)	52,398,855	52,398,855

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,632,273,987) †	115.3	1,815,701,828
Other Assets and Liabilities, Net	(15.3)	(240,816,834)

Net Assets	100.0	1,574,884,994

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,649,362,428.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $166,339,400.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $250,631,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $84,292,335.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $235,280,817, which is 14.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt SPDR: Standard & Poor’s Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,498,749,162	$—	$—	$1,498,749,162
Exchange-Traded Fund	22,148,757	—	—	22,148,757
Short-Term Investments(d)	294,803,909	—	—	294,803,909
Total	$1,815,701,828	$—	$—	$1,815,701,828

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012